Class ADV Shares | ING Goldman Sachs Commodity Strategy Portfolio

ING Goldman Sachs Commodity Strategy Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term total return consisting of capital appreciation and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Portfolio Operating Expenses		Class ADV Shares ING Goldman Sachs Commodity Strategy Portfolio Class ADV
Management Fee		0.70%
Distribution and/or Shareholder Services (12b-1) Fees		0.75%
Administrative Services Fee		0.10%
Other Expenses		0.08%
Acquired Fund Fees and Expenses		0.07%
Total Annual Portfolio Operating Expenses	[1]	1.70%
Waivers and Reimbursements	[2]	(0.15%)
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	[3]	1.55%
[1]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.55% through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions,Acquired Fund Fees and Expenses, and extraordinary expenses (except the 0.10% administrative fee payable to the administrator for services to the Cayman Subsidiary). The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. Additionally, pursuant to a waiver agreement the Portfolio's adviser has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the advisory fee payable by the Cayman Subsidiary pursuant to a separate management agreement between the adviser and the Cayman Subsidiary. This waiver will remain in effect for as long as the separate management and administrative services agreements for the Cayman Subsidiary remain in place. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waiver will only renew if the distributor elects to renew it.
[3]	The Total Annual Portfolio Operating Expenses After Waivers and Reimbursements is higher than that which is reflected in the financial highlights due to the consolidation of the Cayman Subsidiary's expenses into the Portfolio's expenses.

Expense Example $
The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV Shares ING Goldman Sachs Commodity Strategy Portfolio Class ADV	158	521	909	1,996

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio seeks to maintain substantial economic exposure to the performance of the commodities markets. The Portfolio primarily gains exposure to the performance of the commodities markets through investments in a wholly-owned subsidiary of the Portfolio organized as a company under the laws of the Cayman Islands (“Cayman Subsidiary”) and through investments in securities with commodities exposure. The Portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities. The Portfolio will also seek to add incremental returns through the use of “roll-timing” or similar strategies as described further below. It is expected that certain of the Portfolio’s investments will produce leveraged exposure to the commodities markets. The Cayman Subsidiary has the same investment objective as the Portfolio. The Cayman Subsidiary (unlike the Portfolio) may invest without limitation in commodity index-linked securities and other commodity-linked securities and derivative instruments, such as swaps (which may include total return swaps), and futures, that provide exposure to the performance of the commodity markets.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Commodity Investments. The Portfolio seeks to provide exposure to commodities markets and returns that correspond to the performance of the Dow Jones – UBS Commodity IndexSM (“Index”). The Index is composed of commodities traded on U.S. exchanges or on the London Metal Exchange. In pursuing its objective, the Portfolio attempts to provide exposure to the returns of real assets that trade in the commodity markets without direct investment in physical commodities. Real assets include oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. Commodity-linked investments may be more volatile and less liquid than the underlying instruments and their value may be affected by the performance of commodities as well as weather, tax, and other regulatory or political developments, overall market movements, and other factors affecting the value of particular industries or commodities, such as disease, embargoes, acts of war, or terrorism.

Investments in the Cayman Subsidiary. The Portfolio may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary primarily obtains its commodity exposure by investing in commodity-linked swaps (which may include total return swaps). Commodity-linked swaps are derivative instruments whereby the cash flows agreed upon between counterparties are dependent upon the price of the underlying commodity or commodity index over the life of the swap. The value of the swap will rise and fall in response to changes in the underlying commodity or commodity index. Commodity-linked swaps expose the Cayman Subsidiary and the Portfolio economically to movements in commodity prices. The Cayman Subsidiary may also invest without limitation in commodity index-linked securities and other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodity markets. Neither the Portfolio nor the Cayman Subsidiary invests directly in commodities. The Cayman Subsidiary will also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions.

The Portfolio may also invest in commodity-linked derivative instruments. The Portfolio will pursue its objective without directly investing in commodities. The Portfolio seeks to provide exposure to various commodities and commodities sectors. Commodity-linked derivative instruments include commodity index-linked securities and other derivative instruments that provide exposure to the investment returns of the commodities markets. The Cayman Subsidiary employs commodity roll-timing strategies. “Roll timing” futures exposure is the process by which the holder of a particular futures contract or other instrument providing futures exposure ( e.g. swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with identical terms except for a later expiration date. This process allows a holder of the instrument to extend its current position through the original instrument’s expiration without delivering the underlying asset. The Cayman Subsidiary’s roll timing may differ from that of the Index to the extent necessary to enable the Cayman Subsidiary to seek excess returns over the Index.

Roll-Timing Strategy. The Portfolio employs commodity roll-timing strategies. “Rolling” futures exposure is the process by which the holder of a particular futures contract or other instrument providing futures exposure ( e.g. swaps) will sell such contract or instrument on or before the expiration date and simultaneously purchase a new contract or instrument with identical terms except for a later expiration date. This process allows a holder of the instrument to extend its current position through the original instrument’s expiration without delivering the underlying asset.

“Roll-timing” is a process by which the Portfolio may seek to add incremental return through methods of rolling its commodities exposure. The Portfolio’s “rolling” may differ from that of the Index to the extent necessary to enable the Portfolio to seek excess returns over the Index. To the extent the sub-adviser (“Sub-Adviser”) believes fundamental or technical developments will impact its decision with respect to rolling its commodities exposure, the Sub-Adviser will incorporate those views into the Portfolio by electing to “roll-time” positions earlier or later versus the Index, or through the holding and rolling of positions with longer or different dates than the Index.

Fixed-Income Investments. The Portfolio invests in investment-grade fixed-income securities. Investment-grade securities are securities that are rated at the time of purchase at least BBB- by Standard & Poor’s Ratings Services, at least Baa3 by Moody’s Investors Service, Inc., have a comparable rating by another nationally recognized statistical rating organization or, if unrated, are determined by the Sub-Adviser to be of comparable quality. The Portfolio may invest in corporate securities, U.S. government securities, mortgage-backed securities, asset-backed securities, and fixed-income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies, and instrumentalities thereof (“Municipal Securities”) and other types of fixed-income securities. The average duration will vary. The Portfolio may invest up to 35% of its net assets in foreign securities, including countries with emerging securities markets, and other foreign securities and foreign currency transactions. In addition, the Portfolio may invest up to 10% of its assets in non-investment grade fixed-income securities.

Non-investment grade fixed-income securities (commonly known as “junk bonds”) tend to offer high yields than higher rated securities with similar maturities. Non-investment grade fixed-income securities are, however, considered speculative and generally involve greater price volatility and greater risk of loss of principal and interest than higher rated securities. The Portfolio may purchase the securities of issuers that are in default.

Other. The Portfolio may also invest in repurchase agreements, convertible securities, options, futures, forwards, commodity-linked structured notes, and swaps. The commodity-linked derivative securities may also be considered fixed-income investments because they typically pay a predetermined rate of return until the security matures. The Portfolio may invest in preferred stocks, warrants, stock purchase rights, and unseasoned companies, and the Portfolio may engage in when issued, delayed delivery and forward commitment transactions. However, the Portfolio will primarily allocate its assets between fixed-income and other debt securities and commodity-linked instruments. In pursuing its investment objective, the Portfolio uses the Index as its performance benchmark and will attempt to produce returns that correspond to the performance of the Index, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio will not invest 25% or more of its total assets in instruments issued by companies in any one industry. The Portfolio’s portfolio will reflect greater than 25% exposure to the group of industries represented in the Index, however, if in the future, industries are added to or removed from representation in the Index, the group of industries in which the Portfolio’s exposure is concentrated will likewise change. Current information on the composition of the Index can be found at: www.djindexes.com.

By investing in the Cayman Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The derivatives and other investments held by the Cayman Subsidiary are generally subject to the same risks that apply to similar investments if held directly by the Portfolio. The Cayman Subsidiary is not registered under the 1940 Act and, unless otherwise noted, is not subject to all the investor protections of the 1940 Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Cayman Subsidiary.Changes in any applicable laws could affect the operation of the Portfolio and/or the Cayman Subsidiary and could adversely affect the Portfolio.

The Portfolio is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Cayman Subsidiary The Cayman Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to the investment in the Cayman Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Portfolio and/or the Cayman Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Portfolio. The tax treatment of the Portfolio’s investments in the Cayman Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect whether income from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Portfolio “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Portfolio may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Portfolio concentrates fall out of favor, the Portfolio could underperform funds that have greater diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or replacement, potential for default on sovereign debt, or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification The Portfolio is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Portfolio’s expenses and increase the impact of the Portfolio’s other risks.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Mortgage- and/or Asset-Backed Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Portfolio may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Municipal Obligations The municipal market in which the Portfolio invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Portfolio to counterparty risk.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Portfolio later than expected, which may decrease the value of the obligation and prevent the Portfolio from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

When Issued and Delayed Delivery Securities and Forward Commitments When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio’s Class ADV shares’ performance from year to year, and the table compares the Portfolio’s Class ADV shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.
Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 4th, 2010, 15.64% and Worst quarter: 3rd, 2011, (11.15)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns Class ADV Shares ING Goldman Sachs Commodity Strategy Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		(11.53%)			(9.22%)		Apr. 28, 2008
DJ-UBS Commodity Index Total ReturnSM	[1]	(13.32%)			(9.89%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.